Intangible Assets and Impairment Testing - Discount rate (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.50%
NOX platform
Disclosure of detailed information about intangible assets [line items]
Discount rate	18.80%
vaccine platform
Disclosure of detailed information about intangible assets [line items]
Discount rate	17.00%
Budenofalk 3 mg oral capsule [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	12.40%	11.60%
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill	kr 0